Related Party Balances and Transactions - Summarized by nature (Details) ¥ in Thousands, $ in Thousands			12 Months Ended
	Aug. 25, 2022 CNY (¥)	Jan. 27, 2022 CNY (¥)	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 CNY (¥)	Jun. 30, 2021 CNY (¥)
Grand Doctor Medical Co., Ltd
Related Party Balances and Transactions
Equity interest acquired		65.26%
Aggregate purchase consideration		¥ 80,500
Chongqing Jinpu Medical Healthy Service Private Equity Fund Phase I and Chongqing Jinpu Medical Healthy Service Private Equity Fund Phase II | Loans Borrowed And Interest Payable | Grand Doctor Medical Co., Ltd
Related Party Balances and Transactions
Amount of transaction		¥ 10,000
Interest rate on loans borrowed		9.00%
Related Party | Wealth management and asset management services
Related Party Balances and Transactions
Amount of transaction			¥ 1,679	$ 241	¥ 4,499	¥ 3,144
Related Party | Rental expenses
Related Party Balances and Transactions
Amount of transaction						1,579
Related Party | Collection of loans lent to related parties
Related Party Balances and Transactions
Amount of transaction			66,103	9,521	60,000
Related Party | Loans borrowed from related parties
Related Party Balances and Transactions
Amount of transaction						321
Related Party | Interest payable | Grand Doctor Medical Co., Ltd
Related Party Balances and Transactions
Amount of transaction					11,000
Related Party | Interest Expense
Related Party Balances and Transactions
Interest expenses charged by related parties			900	130	375
Related Party | Hywin Asset Management Co., , Ltd. | Wealth management and asset management services
Related Party Balances and Transactions
Amount of transaction			1,679	241	4,499	3,144
Related Party | Hywin Financial Holding Group Co., Ltd. | Rental expenses
Related Party Balances and Transactions
Amount of transaction						1,579
Related Party | Hywin Financial Holding Group Co., Ltd. | Collection of loans lent to related parties
Related Party Balances and Transactions
Amount of transaction			66,103	9,521	60,000
Related Party | Others | Loans borrowed from related parties
Related Party Balances and Transactions
Amount of transaction						¥ 321
Related Party | Chongqing Jinpu Medical Healthy Service Private Equity Fund Phase I | Interest payable | Grand Doctor Medical Co., Ltd
Related Party Balances and Transactions
Amount of transaction					4,840
Related Party | Chongqing Jinpu Medical Healthy Service Private Equity Fund Phase I | Interest Expense
Related Party Balances and Transactions
Interest expenses charged by related parties			396	57	165
Related Party | Chongqing Jinpu Medical Healthy Service Private Equity Fund Phase II | Interest payable | Grand Doctor Medical Co., Ltd
Related Party Balances and Transactions
Amount of transaction					6,160
Related Party | Chongqing Jinpu Medical Healthy Service Private Equity Fund Phase II | Interest Expense
Related Party Balances and Transactions
Interest expenses charged by related parties			504	73	¥ 210
Related Party | Chongqing Jinpu Medical Healthy Service Private Equity Fund Phase I and Chongqing Jinpu Medical Healthy Service Private Equity Fund Phase II | Loans Borrowed And Interest Payable | Grand Doctor Medical Co., Ltd
Related Party Balances and Transactions
Equity interest acquired		65.26%
Related Party | Life Infinity | Repayment of loans borrowed from related parties | Beijing iLife 3 Technology Co., Ltd.
Related Party Balances and Transactions
Amount of transaction	¥ 1,000
Equity interest acquired	63.39%
Aggregate purchase consideration	¥ 141,232
Related Party | Life Infinity | Interest Expense
Related Party Balances and Transactions
Amount of transaction			1,000	144
Interest expenses charged by related parties			¥ 1,000	$ 144